Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guru Favorite Stocks ETF | Guru Favorite Stocks ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.86%	26.19%	24.51%	(20.50%)